Opportunistic Fixed Income Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	0.34%	2.39%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	9.51%	0.57%	3.19%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	0.37%	2.99%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	9.60%	0.62%	3.25%